Trade accounts receivable	9 Months Ended
Sep. 30, 2021
Trade accounts receivable

5 Trade accounts receivable

The Company’s average receivables term is generally 30 days; therefore, the amount of the trade accounts receivable approximates their fair value. The Company realizes part of its trade accounts receivable through the sale of trade notes to funds and financial institutions that acquire receivables. These operations are not entitled to recourse and the risks and benefits over the receivables are substantially transferred, for which reason the trade notes are derecognized.

At September 30, 2021, the total amount of the trade accounts receivables negotiated was R$3.7 billion (R$1.8 billion on December 31, 2020), with interest expense of R$31.6 million, recorded under Financial Expenses.

	Note	Sep/2021	Dec/2020
Customers
Domestic market
Third parties		2,685,687	2,304,212
Related parties	7	24,397	20,863
		2,710,084	2,325,075
Foreign market
Third parties		5,393,821	2,603,140
Related parties	7
		5,393,821	2,603,140
Allowance for doubtful accounts	(i)	(155,563)	(173,007)
Total		7,948,342	4,755,208

Current assets		7,932,505	4,731,979
Non-current assets		15,837	23,229
Total		7,948,342	4,755,208

(i)	The following table shows the Company’s expected credit losses for each stage:

Schedule of expected credit loss

		Estimated loss percentage	Trade accounts receivable	Allowance for doubtful accounts

Stage 1 (Performing)	Operation risk 1	Minimum risk	4,748,103
	Operation risk 2	Minimum risk	2,407,515
	Operation risk 3	0.83%	708,010	5,876
	Operation risk 4	1.53%	86,543	1,326
			7,950,171	7,202

Stage 2 (Significant Increase in Loss Risk)	1st Renegotiation less than or equal to 24 months	25%	468	117
	Between 90 and 180 days	30%	7,175	2,153
			7,643	2,270

Stage 3 (No payment performance - Indicative of impairment)
	Operation risk 5	100%	10,687	10,687
	Above 180 days	100%	8,532	8,532
	Legal	100%	126,872	126,872
			146,091	146,091

Total			8,103,905	155,563